Interests in entities (Tables)	12 Months Ended
Dec. 31, 2023
Interests in entities [Abstract]
Interests in entities - Interests in group companies [Text Block]

Philips Group

Interests in group companies

in alphabetical order by country

2023

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany1)
Philips Japan, Ltd.	Japan
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems (Cleveland), Inc.	United States
ATL International LLC	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
1)Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co. KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; Forecare GmbH, Ratingen.